Regulation	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
Regulation	REGULATION
General
The earnings of the Corporation's regulated utilities are determined under cost of service ("COS") regulation, with some using performance-based rate setting ("PBR") mechanisms.

Under COS regulation, the regulator sets customer rates to permit a reasonable opportunity for the timely recovery of the estimated costs of providing service, including a fair rate of return on a deemed or targeted capital structure applied to an approved regulatory asset value ("rate base"). PBR mechanisms generally apply a formula that incorporates inflation and assumed productivity improvements for a set term.

The ability to recover prudently incurred costs of providing service and earn the regulator‑approved rate of return on common shareholders' equity ("ROE") and/or rate of return on rate base assets ("ROA") may depend on achieving the forecasts established in the rate-setting process. There can be varying degrees of regulatory lag between when costs are incurred and when they are reflected in customer rates.

The Corporation's regulated utilities, where applicable, are permitted by their respective regulators to flow through to customers, without markup, the cost of natural gas, fuel and/or purchased power through base customer rates and/or the use of rate stabilization and other mechanisms (Note 8).

Nature of Regulation
		Allowed Common Equity (%)	Allowed ROE (1) (%)
Regulated Utility	Regulatory Authority		2022	2021	Significant Features
ITC (2)	Federal Energy Regulatory Commission ("FERC")	60.0	10.77	10.77	Cost-based formula rates, with annual true-up mechanism (3) Incentive adders

TEP	Arizona Corporation Commission ("ACC") (4)	53.0	9.15	9.15	COS regulation Historical test year
	FERC	(5)	9.79	9.79	Formula transmission rates
UNS Electric	ACC	52.8	9.50	9.50
UNS Gas	ACC	50.8	9.75	9.75

Central Hudson (6)	New York State Public Service Commission ("PSC")	49.0	9.00	9.00	COS regulation Future test year

FortisBC Energy (7)	British Columbia Utilities Commission ("BCUC")	38.5	8.75	8.75	COS regulation with formula components and incentives (8)

FortisBC Electric (7)	BCUC	40.0	9.15	9.15	Future test year

FortisAlberta	Alberta Utilities Commission ("AUC")	37.0	8.50	8.50	PBR (9)

Newfoundland Power	Newfoundland and Labrador Board of Commissioners of Public Utilities	45.0	8.50	8.50	COS regulation Future test year

Maritime Electric	Island Regulatory and Appeals Commission	40.0	9.35	9.35	COS regulation Future test year

FortisOntario (10)	Ontario Energy Board	40.0	8.52-9.30	8.52-9.30	COS regulation with incentive mechanisms

Caribbean Utilities (11)	Utility Regulation and Competition Office	N/A	6.25-8.25	6.00-8.00	COS regulation Rate-cap adjustment mechanism based on published consumer price indices

FortisTCI (12)	Government of the Turks and Caicos Islands	N/A	15.00-17.50	15.00-17.50	COS regulation Historical test year

(1)    ROA for Caribbean Utilities and FortisTCI
(2)    Includes the allowed common equity and base ROE plus incentive adders for ITCTransmission, METC, and ITC Midwest. See "Significant Regulatory Developments" below
(3)    Annual true-up collected or refunded in rates within a two-year period
(4)    Approved ROE of 9.15% with a 0.20% return on the fair value increment. A general rate application requesting new rates effective September 1, 2023 is ongoing. See "Significant Regulatory Developments" below
(5)    The allowed common equity component for FERC transmission rates is formulaic, and is updated annually based on TEP's actual equity ratio
(6)    Effective July 1, 2021 Central Hudson's approved common equity component of capital structure was 50%, declining by 1% annually to 48% in the third rate year
(7)    A generic cost of capital ("GCOC") proceeding is ongoing. See "Significant Developments" below
(8)    Formula and incentives have been set through 2024
(9)    FortisAlberta is subject to PBR including mechanisms for flow-through costs and capital expenditures not otherwise recovered through customer rates. FortisAlberta's current PBR term expired as of December 31, 2022. See "Significant Regulatory Developments" below
(10)    Two of FortisOntario's utilities follow COS regulation with incentive mechanisms, while the remaining utility is subject to a 35-year franchise agreement expiring in 2033
(11)    Operates under licences from the Government of the Cayman Islands. Its exclusive transmission and distribution licence is for an initial 20-year period, expiring in April 2028, with a provision for automatic renewal. Its non-exclusive generation licence is for a 25-year term, expiring in November 2039
(12)    Operates under 50-year licences from the Government of the Turks and Caicos Islands, which expire in 2036 and 2037

Significant Regulatory Developments

ITC
ITC Midwest Capital Structure Complaint: In May 2022, the Iowa Coalition for Affordable Transmission ("ICAT") filed a complaint with FERC under Section 206 of the Federal Power Act requesting that ITC Midwest's common equity component of capital structure be reduced from 60% to 53%. ICAT alleged that ITC Midwest does not meet FERC's three-part test for authorizing the use of the utility's actual capital structure for rate-making purposes. In November 2022, FERC issued an order denying the complaint, and in December 2022, ICAT filed a request for rehearing with FERC. As at December 31, 2022, ITC Midwest has not recorded a regulatory liability related to the complaint.
MISO Base ROE: In August 2022, the U.S. Court of Appeals for the District of Columbia Circuit issued a decision vacating certain FERC orders that had established the methodology for setting the base ROE for transmission owners operating in the Midcontinent Independent System Operator, Inc. (“MISO”) region, including ITC. This matter dates back to complaints filed at FERC in 2013 and 2015 challenging the MISO base ROE then in effect. The court has remanded the matter to FERC for further process, the timing and outcome of which is unknown.

Transmission Incentives: In 2021, FERC issued a supplemental notice of proposed rulemaking ("NOPR") on transmission incentives modifying the proposal in the initial NOPR released by FERC in 2020. The supplemental NOPR proposes to eliminate the 50-basis point regional transmission organization ("RTO") ROE incentive adder for RTO members that have been members for longer than three years. The timing and outcome of this proceeding is unknown.

UNS Energy
TEP General Rate Application: In June 2022, TEP filed a general rate application with the ACC requesting new rates effective September 1, 2023 using a December 31, 2021 test year. The application reflects a US$136 million net increase in non-fuel and fuel-related revenue, as well as proposals to eliminate certain adjustor mechanisms, and modify an existing adjustor to provide more timely recovery of clean energy investments. The timing and outcome of this proceeding is unknown.

Central Hudson
Customer Information System ("CIS") Implementation: In December 2022, the PSC released a report into the deployment by Central Hudson of its new CIS. The PSC also issued an Order to Commence Proceeding and Show Cause, which directed Central Hudson to explain why the PSC should not pursue civil or administrative penalties or initiate a proceeding to review the prudence of the CIS implementation costs. Central Hudson was also required to submit a plan to eliminate bi-monthly bill estimates and to evaluate the customer impacts of such a change. Central Hudson's response was filed in January 2023. The timing and outcome of this proceeding is unknown.

FortisBC Energy and FortisBC Electric
GCOC Proceeding: In 2021, the BCUC initiated a proceeding including a review of the common equity component of capital structure and the allowed ROE. FortisBC filed a final argument with the BCUC in December 2022 and the proceeding remains ongoing, with a decision expected in the second quarter of 2023.

FortisAlberta
2023/2024 GCOC Proceeding: In January 2022, the AUC initiated proceedings to establish the cost of capital parameters for Alberta regulated utilities for 2023 and to consider a formula-based approach to setting the allowed ROE for 2024 and beyond. In March 2022, the AUC issued a decision extending the existing allowed ROE of 8.5% using a 37% equity component of capital structure through 2023. The GCOC proceeding for 2024 and beyond remains ongoing, and a decision is expected in the third quarter of 2023.

2023 COS Application: In July 2022, the AUC issued a decision largely accepting the forecast requested in FortisAlberta's COS application. The associated compliance filing, including the updated 2023 revenue requirement, was approved by the AUC in December 2022.

Third PBR Term: In July 2021, the AUC issued a decision confirming that Alberta distribution utilities will be subject to a third PBR term commencing in 2024 with going-in rates based on the 2023 COS rebasing. The AUC also initiated a new proceeding to consider the design of the third PBR term. FortisAlberta is participating in this proceeding and a decision from the AUC is expected in 2023.

Rural Electrification Association ("REA") Cost Recovery: In 2021, the AUC determined that costs attributable to REAs, approximating $10 million annually, can no longer be recovered from FortisAlberta's rate payers, effective January 1, 2023. FortisAlberta filed an appeal with the Alberta Court of Appeal, asserting that the AUC erred in preventing the company from recovering these costs from its own rate payers to the extent that such costs cannot be recovered directly from REAs. The appeal was heard in December 2022, and a decision from the Court is expected in first quarter of 2023.